SHORT-TERM AND LONG-TERM LOANS - Long-term loans (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Long-term loans	$ 165,789	$ 183,673
Aggregate carrying value	$ 40,481	$ 16,103
Minimum
Debt Instrument [Line Items]
Annual interest rate	3.85%	4.20%
Maximum
Debt Instrument [Line Items]
Annual interest rate	5.40%	5.63%
Buildings
Debt Instrument [Line Items]
Collateral assets pledged	$ 311,102	$ 350,709
Deposits
Debt Instrument [Line Items]
Collateral assets pledged	$ 2	$ 136